Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2022
Investments in Associates and Joint Ventures
Investments in Associates and Joint Ventures
10.	Investments in Associates and Joint Ventures

At December 31, 2022 and 2021, the Group had the following investments in associates and joint ventures accounted for by the equity method:

	Ownership as of
	December 31,
	2022	2021	2022		2021
Associates:
TelevisaUnivision and subsidiaries	44.4%	35.5%	Ps.	49,446,349	Ps.	25,721,539
Other				51,864		164,903
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries (collectively “GTAC”) (1)	33.3%	33.3%		750,169		614,147
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (2)	50.0%	50.0%		202,567		203,646
			Ps.	50,450,949	Ps.	26,704,235

(1)	GTAC was granted a 20-year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. In June 2010, a subsidiary of the Company entered into a long-term credit facility agreement to provide financing to GTAC for up to Ps.688,217 , with an annual interest rate of the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 200 basis points. Under the terms of this agreement, principal and interest were paid at dates agreed by the parties, between 2013 and 2021. During the year ended December 31, 2021, GTAC paid principal and interest to the Group in connection with this credit facility in the aggregate principal amount of Ps.97,342. Also, a subsidiary of the Company entered into supplementary long-term loans to provide additional financing to GTAC for an aggregate principal amount of Ps.1,243,955, with an annual interest of TIIE plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these supplementary loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2023 and 2032. During the years ended December 31, 2022 and 2021, GTAC paid principal and interest to the Group in connection with these supplementary loans in the aggregate principal amount of Ps.146,386 and Ps.147,413, respectively. The net investment in GTAC as of December 31, 2022 and 2021, included amounts receivable in connection with these supplementary loans to GTAC in the aggregate amount of Ps.853,163 and Ps.755,973, respectively. These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 15).
(2)	The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. As of December 31, 2022 and 2021, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837.

TelevisaUnivision

The Group accounts for its investment in common stock of TelevisaUnivision (formerly known as UH II),  the parent company of Univision Communications Inc. (“Univision”), under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS Standards, over TelevisaUnivision operations. The Group has the ability to exercise significant influence over the operating and financial policies of TelevisaUnivision because (i) it owned 9,290,999 and 5,701,335 shares of Class A Common Stock shares of TelevisaUnivision as of December 31, 2022 and 2021, respectively, and 750,000 Series B Preferred shares of TelevisaUnivision as of December 31, 2022 and 2021 representing 44.4% and 35.5% of the outstanding common and preferred shares of TelevisaUnivision on an as-converted basis, (excluding unvested and/or unsettled stock, restricted stock units and options of TelevisaUnivision), respectively, and 45.1% and 40.1% of the outstanding voting common shares TelevisaUnivision, respectively; and (ii) it has designated three members of the Board of Directors of TelevisaUnivision, one of which serves as the Chairman. The Chairman does not presently have a tie-breaking vote or other similar power in connection with any decisions of the Board. The governing documents of TelevisaUnivision provide for a 13-member Board of Directors; however, the Board of Directors currently consists of 11 members, and the Group has the right to appoint two additional members. Until January 31, 2022, the Group was also a party to a Program Licensing Agreement (“PLA”), as amended, with Univision, pursuant to which Univision had the right to broadcast certain Televisa content in the United States, and to another program license agreement pursuant to which the Group had the right to broadcast certain Univision content in Mexico.

On February 25, 2020, UHI, Searchlight Capital Partners, LP (“Searchlight”), a global private investment firm, and ForgeLight LLC (“ForgeLight”), an operating and investment company focused on the media and consumer technology sectors, announced a definitive agreement in which Searchlight and ForgeLight would acquire a majority ownership interest in UHI from all stockholders of UHI other than the Group. The Group elected to retain its approximately 36% stake in UHI’s equity upon exercise of its warrants for shares of UHI common stock. Under the terms of the acquisition, Searchlight and ForgeLight would purchase the remaining 64% ownership interest from the other stockholders of UHI. In conjunction with this transaction and a related decline in the estimated fair value of the Group’s investment in warrants issued by UHI, the Company’s management recognized an impairment loss in the amount of U.S.$228.6 million (Ps.5,455,356) that decreased the carrying amount of the Group’s investment in shares of UHI in the first quarter of 2020. This impairment adjustment was accounted for in share of income or loss of associates and joint ventures in the Group’s consolidated statement of income for the year ended December 31, 2020. This transaction closed on December 29, 2020, and the Group exercised all of its remaining warrants for common shares of UHI to increase its equity stake in UHI from 10% to 35.9% on a fully diluted basis.

On April 13, 2021, the Group and UHI announced a transaction agreement in which the Group’s content and media assets would be combined with UH II, the successor company of UHI, and the Group would continue to participate in UH II, with an equity stake of approximately 45% following the closing of the transaction. On May 18, 2021, UHI concluded a reorganization through a series of transactions (the “Reorganization”) pursuant to which, among other things, UH II acquired a controlling financial interest in UHI on that date. As a result of the Reorganization of UHI: (i) the Group and other existing stockholders of UHI exchanged their shares of the capital stock of UHI for the same number and class of newly issued shares of UH II; (ii) UHI issued common stock to a new investor and then these shares were exchanged for shares in UH II; (iii) the Group held an equity interest in the capital stock of UH II of 35.5% on an as-converted basis; and (iv) UH II became a successor company of UHI. In connection with the Reorganization of UHI, and other observable indications that the value of the Group’s net investment in UH II increased significantly during 2021 (including internal and external valuations of the recoverable amount of UH II), in the second half of 2021 the Group’s management assessed whether there was any indication that the impairment loss recognized by the Group in the first quarter of 2020 in the amount of U.S.$228.6 million (Ps.5,455,356) for its net investment in shares of UHI might no longer exist or might have decreased. As a result, of this assessment, the Group’s management concluded that there had been a change in the estimates used to determine the recoverable amount of the Group’s net investment in UH II since the last impairment loss was recognized, and the carrying amount of such net investment was increased to its recoverable amount. The reversal of the impairment loss amounted to U.S.$199.1 million (Ps.4,161,704) and was recognized in share of income of associates and joint ventures in the Group’s consolidated statement of income for the year ended December 31, 2021.

On January 31, 2022, the Group increased its investment in shares of TelevisaUnivision in the aggregate fair value amount of U.S.$1,500 million (Ps.30,912,000) comprised 3,589,664 Class A Common Stock shares of TelevisaUnivsion, in the amount of U.S.$750 million (Ps.15,456,000), and 750,000 Series B Cumulative Convertible Preferred Stock shares (“Series B Preferred Shares”) of TelevisaUnivision, with a annual preferred dividend of 5.5% payable on a quarterly basis, in the amount of U.S.$750 million (Ps. 15,456,000). The Series B Preferred Shares are entitled or permitted to vote on any matter required or permitted to be voted upon by the stockholders of TelevisaUnivision. The investment in Series B Preferred Shares of TelevisaUnivision has been classified by the Group as investments in associates and joint ventures because this investment has in substance potential voting rights and gives access to the returns associated with an ownership in TelevisaUnivision. For the year ended December 31, 2022, the Group received from TelevisaUnivision a preferred dividend in cash in the aggregate amount of U.S.$37.8 million (Ps.752,556), which was accounted for in share of income of associates in the Group’s consolidated statement of income for the year ended December 31, 2022. In connection with the TelevisaUnivision Transaction, and other observable indications that the value of the Group’s net investment in TelevisaUnivision increased significantly during 2022 (including internal valuations of the recoverable amount of TelevisaUnivision), in the second quarter of 2022, the Group’s management assessed whether there was any indication that the remaining impairment loss recognized by the Group in the first quarter of 2020 for its net investment in shares of TelevisaUnivision might no longer exist or might have decreased. As a result of this assessment, the Group’s management concluded that there had been a change in the estimates used to determine the recoverable amount of the Group’s net investment in TelevisaUnivision since the last impairment loss was recognized, and the carrying amount of such net investment was increased to an amount lower than its recoverable amount. The reversal of the impairment loss amounted to U.S.$29.5 million (Ps.593,838) and was recognized in share of income of associates and joint ventures in the Group’s consolidated statement of income for the year ended December 31, 2022. The Group recognized a share in loss of TelevisaUnivision for the year ended December 31, 2022, primarily in connection with a goodwill impairment loss recognized by TelevisaUnivision in the fourth quarter of 2022 (see Notes 1, 2 (a), 3, 9, 15, 20, 23 and 28).

A roll forward of investments in associates and joint ventures for the years ended December 31, 2022 and 2021, is presented as follows:

	2022		2021
At January 1	Ps.	26,704,235	Ps.	22,813,531
Reversal of impairment loss		593,838		4,161,704
Share of loss of associates and joint ventures, net		(8,724,643)		(490,674)
Share of other comprehensive income of associates		4,245,546		245,714
Long-term loans granted to GTAC, net		166,223		131,604
Foreign currency translation adjustments		(3,261,758)		505,183
GTAC payments of principal and interest		(146,386)		(244,755)
Disposition of OCEN		—		(503,872)
Dividends from PDS		(10,000)		(10,000)
Investment in Flyacross (other associate)		—		43,855
Consideration in common and preferred stock of TelevisaUnivision (see Notes 3 and 28)		30,912,000		—
Other		(28,106)		51,945
At December 31	Ps.	50,450,949	Ps.	26,704,235

IFRS summarized financial information of TelevisaUnivision (formerly known as UH II, the successor company of UHI) as of December 31, 2022 and 2021, and for the years then ended, and UHI for the year ended December 31, 2020, is set forth below.

IFRS summarized financial information of TelevisaUnivision (formerly known as UH II) as of December 31, 2022 and 2021, respectively (amounts in thousands of U.S. dollars):

	2022		2021
Current assets (include cash and cash equivalents for U.S.$538,600 and U.S.$647,000, respectively)	U.S.$	2,444,700	U.S.$	2,579,100
Non-current assets		15,764,400		11,729,470
Total assets		18,209,100		14,308,570
Current liabilities (include financial liabilities for U.S.$60,100 and U.S.$54,000, respectively)		1,405,000		691,600
Non-current liabilities (include financial liabilities for U.S.$628,100 and U.S.$631,437, respectively)		13,600,800		10,619,970
Total liabilities		15,005,800		11,311,570
Total net assets	U.S.$	3,203,300	U.S.$	2,997,000

The table below reconciles the summarized financial information of TelevisaUnivision (formerly known as UH II) to the carrying amount of the Group’s interest TelevisaUnivision as of December 31, 2022 and 2021, respectively (amounts in thousands of U.S. dollars):

	2022		2021
Ownership as of December 31		44.4%		35.5%
Group’s share of net assets	U.S.$	1,423,488	U.S.$	1,065,225
Group’s share of net assets	Ps.	27,723,859	Ps.	21,840,404
Goodwill, purchase price allocation and other adjustments		21,722,490		3,881,135
Carrying amount of the Group’s interest in TelevisaUnivision	Ps.	49,446,349	Ps.	25,721,539

IFRS summarized financial information of TelevisaUnivision (formerly known as UH II, the successor company of UHI) for the years ended December 31, 2022, 2021 and 2020 (amounts in thousands of U.S. dollars):

	2022		2021		2020
Revenue	U.S.$	4,609,600	U.S.$	2,841,000	U.S.$	2,541,900
Depreciation and amortization		524,300		251,500		152,800
Interest income		11,400		400		1,100
Interest expense		610,300		420,387		427,500
(Expense) income from continuing operations		(1,203,200)		550,128		45,537
Income tax (expense) benefit		(232,400)		36,872		(9,137)
Net (loss) income		(1,435,600)		587,000		36,400
Other comprehensive income (loss)		471,113		32,000		(23,700)
Total comprehensive (loss) income		(964,487)		619,000		12,700
Preferred dividends received from TelevisaUnivision		37,812		—		—

The table below reconciles the summarized financial information of TelevisaUnivision (formerly known as UH II, the successor company of UHI) to the carrying amount of the Group’s interest in TelevisaUnivision for the years ended December 31, 2022, 2021 and 2020 (amounts in thousands of U.S. dollars):

	2022		2021		2020
Net (loss) income	U.S.$	(637,955)	U.S.$	208,638	U.S.$	3,635
Other comprehensive income (loss)		209,354		11,374		(2,367)

Net (loss) income	Ps.	(12,555,817)	Ps.	4,232,441	Ps.	78,133
Other comprehensive income (loss)		4,245,660		232,773		(50,872)
Purchase price allocation and other adjustments:
Net income (loss) adjustments		3,790,887		(4,834,744)		(79,163)
Other comprehensive loss adjustments		—		—		(6,657)
Group’s interest in UHI:
Net loss		(8,764,930)		(602,303)		(1,030)
Other comprehensive income (loss)		4,245,660		232,773		(57,529)
Reversal of impairment (impairment loss)		593,838		4,161,704		(5,455,356)

Combined condensed balance sheet information related to the Group’s share in associates other than TelevisaUnivision (formerly known as UH II) as of December 31, 2022 and 2021, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2022		2021
Current assets	Ps.	17,896	Ps.	196,110
Non-current assets		39,213		118,207
Total assets		57,109		314,317
Current liabilities		26,952		154,957
Non-current liabilities		1,295		23,459
Total liabilities		28,247		178,416
Net assets	Ps.	28,862	Ps.	135,901
Goodwill, purchase price allocation and other adjustments		23,002		29,002
Carrying amount of the Group’s interest in associates	Ps.	51,864	Ps.	164,903

Combined condensed balance sheet information related to the Group’s share in joint ventures as of December 31, 2022 and 2021, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2022		2021
Current assets	Ps.	181,740	Ps.	159,619
Non-current assets		796,426		651,674
Total assets		978,166		811,293
Current liabilities		101,167		75,110
Non-current liabilities		891,263		788,200
Total liabilities		992,430		863,310
Net liabilities	Ps.	(14,264)	Ps.	(52,017)
Goodwill, purchase price allocation and other adjustments		113,837		113,837
Long-term loans granted to GTAC, net		853,163		755,973
Carrying amount of the Group’s interest in joint ventures	Ps.	952,736	Ps.	817,793

The Group recognized its share of comprehensive income (loss) of associates and joint ventures other than TelevisaUnivision (formerly known as UH II, the successor company of UHI) for the years ended December 31, 2022, 2021 and 2020, as follows:

	2022		2021		2020
Share of income (loss) of associates and joint ventures, net	Ps.	40,287	Ps.	111,629	Ps.	(283,282)
Share of other comprehensive (loss) income of associates and joint ventures:
Foreign currency translation adjustments, net		—		58		1,757
Other items of comprehensive (loss) income, net		(114)		12,883		(5,261)
		(114)		12,941		(3,504)
Share of comprehensive income (loss) of associates and joint ventures	Ps.	40,173	Ps.	124,570	Ps.	(286,786)